Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.032%	500,000	488,119
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/23/2034	6.670%	280,000	269,077
Series 2021-6A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/21/2034	6.724%	250,000	241,376
Series 2021-7A Class E
3-month USD LIBOR + 6.750% Floor 6.750% 01/22/2035	7.116%	250,000	242,039
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month USD LIBOR + 6.500% Floor 6.500% 01/15/2035	6.734%	250,000	241,903
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	6.353%	250,000	246,069
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	3.354%	250,000	240,204
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2018-P1 Class C
07/15/2025	5.210%	100,113	100,503
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	354,266	354,634
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	965,579	966,119
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	925,000	916,333
LendingPoint Asset Securitization Trust(a),(c),(d)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	400,000	397,500
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.741%	400,000	399,997
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	6.614%	300,000	287,595
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 10/20/2034	6.954%	250,000	243,176
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	91,427	91,560
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	1,200,000	1,218,037
Subordinated Series 2021-1 Class C
11/15/2027	4.090%	499,794	477,560
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	300,000	278,219
Voya CLO Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2034	6.461%	250,000	239,267
Series 2021-2A Class E
3-month USD LIBOR + 6.600% Floor 6.600% 10/20/2034	6.727%	250,000	242,496
Total Asset-Backed Securities — Non-Agency (Cost $8,346,735)			8,181,783

Commercial Mortgage-Backed Securities - Non-Agency 3.7%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.347%	550,000	524,655
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.797%	300,000	288,779
Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	2.197%	300,000	294,957
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	3.118%	300,000	290,999
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.814%	650,000	627,249
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class F
02/10/2037	3.633%	150,000	133,981
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	422,895
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	296,159
CSMC Trust(a),(e)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	600,000	494,107
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.647%	198,776	195,798
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	550,206
Progress Residential Trust(a)
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	630,000	614,951
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	496,864
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.297%	450,000	437,636
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,791,197)			5,669,236
Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(c),(d),(f)	2,000	—
Total Financials		—
Total Common Stocks (Cost $—)		—

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	246,000	221,277
Total Convertible Bonds (Cost $231,668)			221,277

Corporate Bonds & Notes 48.3%

Aerospace & Defense 1.1%
Boeing Co. (The)
08/01/2059	3.950%	395,000	343,745
05/01/2060	5.930%	285,000	329,907
Bombardier, Inc.(a)
04/15/2027	7.875%	113,000	110,669
Howmet Aerospace, Inc.
01/15/2029	3.000%	140,000	127,781
TransDigm, Inc.(a)
12/15/2025	8.000%	110,000	114,726
03/15/2026	6.250%	118,000	121,500
TransDigm, Inc.
06/15/2026	6.375%	17,000	17,159
03/15/2027	7.500%	73,000	75,573
11/15/2027	5.500%	396,000	394,511
05/01/2029	4.875%	93,000	87,341
Total			1,722,912
Airlines 0.5%
Air Canada(a)
08/15/2026	3.875%	75,000	70,876
American Airlines, Inc.(a)
07/15/2025	11.750%	41,000	47,890
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	203,012	202,860
04/20/2029	5.750%	168,995	168,416
Delta Air Lines, Inc.
01/15/2026	7.375%	21,000	22,722
04/19/2028	4.375%	80,000	76,741

2	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	92,595	92,655
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	44,000	45,810
United Airlines, Inc.(a)
04/15/2026	4.375%	51,000	50,215
Total			778,185
Automotive 1.1%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	24,000	24,300
04/01/2027	6.500%	8,000	7,876
Clarios Global LP(a)
05/15/2025	6.750%	34,000	35,201
Ford Motor Co.
02/12/2032	3.250%	368,000	328,629
01/15/2043	4.750%	164,000	148,391
Ford Motor Credit Co. LLC
03/18/2024	5.584%	49,000	50,448
09/08/2024	3.664%	47,000	46,446
11/01/2024	4.063%	23,000	22,942
06/16/2025	5.125%	113,000	115,829
11/13/2025	3.375%	63,000	61,601
05/28/2027	4.950%	42,000	42,701
08/17/2027	4.125%	116,000	113,429
02/16/2028	2.900%	34,000	30,648
11/13/2030	4.000%	30,000	28,231
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	84,000	78,503
IAA Spinco, Inc.(a)
06/15/2027	5.500%	89,000	89,434
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	203,000	205,535
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	23,000	23,726
05/15/2027	8.500%	67,000	69,525
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	20,000	18,244
Tenneco, Inc.(a)
01/15/2029	7.875%	63,000	66,385
Total			1,608,024
Banking 5.8%
Bank of America Corp.(g)
07/23/2031	1.898%	1,000,000	873,324
10/20/2032	2.572%	646,000	588,357
02/04/2033	2.972%	710,000	665,939
Citigroup, Inc.(g)
01/25/2033	3.057%	785,000	734,756
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	440,000	390,996
02/24/2033	3.102%	648,000	611,453
HSBC Holdings PLC(g)
05/24/2032	2.804%	270,000	245,807
11/22/2032	2.871%	599,000	545,317
JPMorgan Chase & Co.(g)
04/22/2032	2.580%	868,000	796,009
11/08/2032	2.545%	1,340,000	1,223,083
01/25/2033	2.963%	50,000	47,188
Morgan Stanley(g)
07/21/2032	2.239%	302,000	267,771
10/20/2032	2.511%	588,000	532,446
Wells Fargo & Co.(g)
02/11/2031	2.572%	1,060,000	984,963
03/02/2033	3.350%	387,000	376,301
Total			8,883,710
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(a)
03/01/2028	6.250%	28,000	28,008
Hightower Holding LLC(a)
04/15/2029	6.750%	66,000	64,952
NFP Corp.(a)
08/15/2028	4.875%	205,000	196,434
08/15/2028	6.875%	243,000	232,033
Total			521,427
Building Materials 0.6%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	254,000	244,219
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	70,000	69,608
05/15/2029	4.125%	41,000	37,925
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	70,000	59,746
Interface, Inc.(a)
12/01/2028	5.500%	21,000	20,398
James Hardie International Finance DAC(a)
01/15/2028	5.000%	66,000	65,219
SRS Distribution, Inc.(a)
07/01/2028	4.625%	206,000	196,763
07/01/2029	6.125%	62,000	57,582
12/01/2029	6.000%	77,000	71,434
White Cap Buyer LLC(a)
10/15/2028	6.875%	59,000	55,921
Total			878,815

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 3.4%
Cable One, Inc.(a)
11/15/2030	4.000%	53,000	48,896
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	94,000	93,828
03/01/2030	4.750%	91,000	87,469
08/15/2030	4.500%	92,000	86,386
02/01/2031	4.250%	47,000	42,840
02/01/2032	4.750%	86,000	80,145
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	586,000	536,259
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	140,000	143,117
12/01/2061	4.400%	151,000	131,913
06/30/2062	3.950%	351,000	284,973
04/01/2063	5.500%	240,000	242,075
CSC Holdings LLC
06/01/2024	5.250%	25,000	25,053
CSC Holdings LLC(a)
01/15/2030	5.750%	117,000	104,212
12/01/2030	4.125%	240,000	211,335
12/01/2030	4.625%	189,000	157,906
02/15/2031	3.375%	206,000	173,589
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	67,000	66,050
DISH DBS Corp.(a)
12/01/2028	5.750%	281,000	266,773
DISH DBS Corp.
06/01/2029	5.125%	307,000	261,364
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	177,000	170,765
09/15/2028	6.500%	201,000	190,258
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	57,000	53,912
07/01/2030	4.125%	261,000	244,565
Videotron Ltd.(a)
06/15/2029	3.625%	1,011,000	938,587
Virgin Media Finance PLC(a)
07/15/2030	5.000%	126,000	119,094
VZ Secured Financing BV(a)
01/15/2032	5.000%	157,000	146,570
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	184,000	171,322
Ziggo BV(a)
01/15/2030	4.875%	160,000	150,616
Total			5,229,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.6%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	88,000	77,372
Element Solutions, Inc.(a)
09/01/2028	3.875%	70,000	65,589
HB Fuller Co.
10/15/2028	4.250%	86,000	80,628
Herens Holdco Sarl(a)
05/15/2028	4.750%	66,000	59,301
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	39,000	39,482
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	22,000	20,363
Ingevity Corp.(a)
11/01/2028	3.875%	135,000	122,027
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	107,000	114,453
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	29,000	29,023
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	63,000	57,295
SPCM SA(a)
03/15/2027	3.125%	7,000	6,442
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	32,000	29,734
09/30/2029	7.500%	18,000	16,023
WR Grace Holdings LLC(a)
06/15/2027	4.875%	145,000	141,826
08/15/2029	5.625%	119,000	111,239
Total			970,797
Construction Machinery 0.3%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	213,000	199,355
Herc Holdings, Inc.(a)
07/15/2027	5.500%	78,000	79,078
PECF USS Intermediate Holding III Corp.(a)
11/15/2029	8.000%	10,000	9,624
Ritchie Bros Holdings, Inc.(a)
12/15/2031	4.750%	173,000	168,695
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	28,403
United Rentals North America, Inc.
01/15/2032	3.750%	29,000	27,048
Total			512,203

4	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.7%
APX Group, Inc.(a)
02/15/2027	6.750%	20,000	20,444
07/15/2029	5.750%	14,000	12,790
Arches Buyer, Inc.(a)
12/01/2028	6.125%	25,000	23,061
ASGN, Inc.(a)
05/15/2028	4.625%	120,000	117,114
Match Group, Inc.(a)
06/01/2028	4.625%	23,000	22,282
Staples, Inc.(a)
04/15/2026	7.500%	206,000	199,947
04/15/2027	10.750%	19,000	16,913
Uber Technologies, Inc.(a)
05/15/2025	7.500%	62,000	64,691
01/15/2028	6.250%	410,000	423,602
08/15/2029	4.500%	256,000	240,004
Total			1,140,848
Consumer Products 0.4%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	93,000	95,996
Mattel, Inc.
10/01/2040	6.200%	110,000	126,590
Newell Brands, Inc.
04/01/2046	6.000%	300,000	313,563
Prestige Brands, Inc.(a)
04/01/2031	3.750%	26,000	23,206
Spectrum Brands, Inc.
07/15/2025	5.750%	59,000	60,082
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	30,000	25,726
Total			645,163
Diversified Manufacturing 0.8%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	12,000	11,570
Carrier Global Corp.
04/05/2050	3.577%	521,000	476,705
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	55,000	59,303
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	4.156%	360,000	346,253
Madison IAQ LLC(a)
06/30/2028	4.125%	24,000	22,131
06/30/2029	5.875%	77,000	69,039
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
09/01/2029	4.000%	53,000	48,232
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	37,000	36,719
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	95,000	98,791
06/15/2028	7.250%	76,000	80,673
Total			1,249,416
Electric 2.5%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	387,603
Calpine Corp.(a)
02/15/2028	4.500%	48,000	46,838
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	136,000	136,678
02/15/2031	3.750%	349,000	326,908
01/15/2032	3.750%	112,000	103,389
Emera US Finance LP
06/15/2046	4.750%	365,000	381,732
Exelon Corp.(a)
03/15/2052	4.100%	55,000	55,994
Georgia Power Co.
03/15/2042	4.300%	200,000	202,229
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	88,000	82,168
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	24,000	24,303
09/15/2027	4.500%	240,000	239,214
NRG Energy, Inc.(a)
06/15/2029	5.250%	45,000	43,962
02/15/2031	3.625%	361,000	318,040
02/15/2032	3.875%	732,000	646,556
Pacific Gas and Electric Co.
07/01/2050	4.950%	415,000	392,826
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	40,344
PG&E Corp.
07/01/2028	5.000%	35,000	33,821
07/01/2030	5.250%	50,000	48,439
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	69,000	68,817
01/15/2030	4.750%	89,000	86,863
Vistra Operations Co. LLC(a)
07/31/2027	5.000%	24,000	23,602
05/01/2029	4.375%	127,000	119,998
Total			3,810,324

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.4%
Covanta Holding Corp.(a)
12/01/2029	4.875%	64,000	61,094
GFL Environmental, Inc.(a)
06/01/2025	4.250%	296,000	293,526
08/01/2025	3.750%	29,000	28,443
08/01/2028	4.000%	56,000	51,501
06/15/2029	4.750%	72,000	68,669
08/15/2029	4.375%	37,000	34,465
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	143,000	134,995
Total			672,693
Finance Companies 1.1%
Navient Corp.
06/25/2025	6.750%	90,000	92,523
03/15/2028	4.875%	40,000	36,814
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	186,000	182,821
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	111,000	101,419
03/01/2031	3.875%	258,000	231,066
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,032,000	905,150
Springleaf Finance Corp.
03/15/2024	6.125%	137,000	140,369
Total			1,690,162
Food and Beverage 2.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	967,000	1,074,414
Bacardi Ltd.(a)
05/15/2048	5.300%	420,000	472,316
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	246,000	244,170
JBS USA LUX SA/USA Finance, Inc.(a)
02/15/2028	6.750%	80,000	84,330
Kraft Heinz Foods Co.
06/01/2046	4.375%	573,000	568,189
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	36,000
01/31/2030	4.125%	71,000	66,312
01/31/2032	4.375%	71,000	66,295
Performance Food Group, Inc.(a)
05/01/2025	6.875%	23,000	23,796
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	179,000	165,526
03/01/2032	3.500%	1,160,000	1,014,141
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
03/01/2027	5.750%	19,000	19,121
01/15/2028	5.625%	33,000	32,410
04/15/2030	4.625%	28,000	25,250
09/15/2031	4.500%	82,000	72,676
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	43,000	38,962
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	87,000	81,582
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	53,000	45,291
US Foods, Inc.(a)
04/15/2025	6.250%	6,000	6,175
02/15/2029	4.750%	27,000	25,825
06/01/2030	4.625%	55,000	50,953
Total			4,213,734
Gaming 1.0%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	82,000	79,003
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	412,000	386,411
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	28,000	28,940
07/01/2027	8.125%	129,000	138,367
International Game Technology PLC(a)
02/15/2025	6.500%	86,000	90,255
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/15/2029	3.875%	14,000	13,856
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	167,000	154,183
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	35,000	31,264
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	96,000	94,599
Scientific Games International, Inc.(a)
07/01/2025	8.625%	32,000	33,680
10/15/2025	5.000%	28,000	28,700
03/15/2026	8.250%	139,000	144,734
05/15/2028	7.000%	45,000	46,665
11/15/2029	7.250%	44,000	46,105
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	13,000	12,804
12/01/2026	4.250%	61,000	60,805
08/15/2030	4.125%	130,000	125,674
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	47,000	47,019
Total			1,563,064

6	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	19,000	19,078
04/15/2029	5.000%	46,000	45,397
AdaptHealth LLC(a)
08/01/2029	4.625%	30,000	27,371
03/01/2030	5.125%	96,000	89,175
Avantor Funding, Inc.(a)
07/15/2028	4.625%	45,000	44,444
11/01/2029	3.875%	256,000	242,042
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	14,000	14,178
02/15/2029	3.125%	16,000	14,555
04/01/2030	3.500%	44,000	40,419
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	44,000	43,993
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	27,000	26,393
03/15/2029	3.750%	21,000	19,829
03/15/2031	4.000%	30,000	28,324
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	75,000	78,220
03/15/2027	5.625%	169,000	172,200
04/15/2029	6.875%	68,000	66,572
05/15/2030	5.250%	158,000	151,751
02/15/2031	4.750%	39,000	36,855
Cigna Corp.
03/15/2051	3.400%	390,000	352,526
CVS Health Corp.
03/25/2048	5.050%	340,000	385,231
HCA, Inc.
09/01/2028	5.625%	165,000	178,368
09/01/2030	3.500%	5,000	4,827
HCA, Inc.(a)
03/15/2052	4.625%	350,000	354,557
Hologic, Inc.(a)
02/01/2028	4.625%	75,000	76,134
IQVIA, Inc.(a)
10/15/2026	5.000%	25,000	25,459
05/15/2027	5.000%	95,000	96,105
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	32,000	29,773
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	55,000	56,748
02/01/2028	7.250%	15,000	15,446
Owens & Minor, Inc.(a)
04/01/2030	6.625%	67,000	68,937
Radiology Partners, Inc.(a)
02/01/2028	9.250%	66,000	66,315
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	300,000	293,407
Select Medical Corp.(a)
08/15/2026	6.250%	181,000	186,957
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	83,000	87,387
Syneos Health, Inc.(a)
01/15/2029	3.625%	43,000	39,728
Teleflex, Inc.
11/15/2027	4.625%	53,000	53,741
Teleflex, Inc.(a)
06/01/2028	4.250%	28,000	27,355
Tenet Healthcare Corp.
07/15/2024	4.625%	10,000	10,046
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	79,000	81,138
11/01/2027	5.125%	139,000	139,717
10/01/2028	6.125%	121,000	122,990
01/15/2030	4.375%	57,000	54,764
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	76,000	75,145
Total			4,043,597
Healthcare Insurance 0.2%
Centene Corp.
10/15/2030	3.000%	81,000	74,627
08/01/2031	2.625%	339,000	301,821
Total			376,448
Home Construction 0.4%
Meritage Homes Corp.
06/06/2027	5.125%	44,000	44,472
Meritage Homes Corp.(a)
04/15/2029	3.875%	392,000	373,256
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	47,000	44,647
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	53,915
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	35,000	36,353
Total			552,643
Independent Energy 2.4%
Apache Corp.
01/15/2030	4.250%	41,000	41,365
09/01/2040	5.100%	48,000	48,593
02/01/2042	5.250%	25,000	25,001
04/15/2043	4.750%	275,000	261,730

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
10/01/2024	6.125%	85,000	84,808
07/01/2026	6.375%	185,000	183,840
Callon Petroleum Co.(a)
08/01/2028	8.000%	143,000	151,398
CNX Resources Corp.(a)
03/14/2027	7.250%	45,000	47,456
01/15/2029	6.000%	64,000	64,787
Comstock Resources, Inc.(a)
03/01/2029	6.750%	29,000	29,853
01/15/2030	5.875%	27,000	26,596
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	22,000	22,014
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	57,000	57,023
Matador Resources Co.
09/15/2026	5.875%	75,000	76,417
Occidental Petroleum Corp.
04/15/2026	3.400%	139,000	138,159
09/01/2030	6.625%	117,000	134,264
01/01/2031	6.125%	170,000	191,250
09/15/2036	6.450%	449,000	527,659
03/15/2040	6.200%	31,000	34,608
07/15/2044	4.500%	53,000	50,680
06/15/2045	4.625%	493,000	478,114
03/15/2046	6.600%	114,000	135,009
04/15/2046	4.400%	441,000	418,903
03/15/2048	4.200%	83,000	77,854
08/15/2049	4.400%	82,000	77,405
SM Energy Co.
07/15/2028	6.500%	24,000	24,775
Southwestern Energy Co.
02/01/2029	5.375%	26,000	26,385
02/01/2032	4.750%	246,000	245,713
Total			3,681,659
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	105,000	94,400
Leisure 1.0%
Carnival Corp.(a)
03/01/2026	7.625%	358,000	360,419
03/01/2027	5.750%	95,000	90,551
05/01/2029	6.000%	87,000	81,981
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	23,000	23,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	46,000	46,864
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
03/15/2026	5.875%	157,000	152,455
07/15/2028	5.250%	32,000	29,896
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	31,000	30,232
NCL Corp., Ltd.(a)
12/15/2024	3.625%	55,000	51,835
03/15/2026	5.875%	49,000	46,575
02/15/2029	7.750%	15,000	15,193
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	88,000	81,925
08/31/2026	5.500%	309,000	300,263
07/15/2027	5.375%	36,000	34,406
04/01/2028	5.500%	55,000	52,554
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	75,000	75,194
Total			1,473,968
Life Insurance 0.9%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	389,000	434,323
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	350,000	309,327
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	300,000	304,175
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	377,663
Total			1,425,488
Media and Entertainment 2.0%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	331,000	330,028
Clear Channel International BV(a)
08/01/2025	6.625%	68,000	69,541
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	208,000	209,062
06/01/2029	7.500%	81,000	80,839
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	249,000	246,447
iHeartCommunications, Inc.
05/01/2026	6.375%	19,000	19,560
05/01/2027	8.375%	91,130	94,207
Lamar Media Corp.
01/15/2029	4.875%	80,000	79,218
Magallanes, Inc.(a)
03/15/2062	5.391%	825,000	852,406

8	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
04/15/2028	4.875%	54,000	56,380
11/15/2028	5.875%	77,000	84,866
05/15/2029	6.375%	17,000	19,256
Netflix, Inc.(a)
11/15/2029	5.375%	53,000	57,454
06/15/2030	4.875%	308,000	328,408
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	49,000	47,405
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	24,000	22,322
03/15/2030	4.625%	203,000	191,036
Playtika Holding Corp.(a)
03/15/2029	4.250%	107,000	99,002
Roblox Corp.(a)
05/01/2030	3.875%	87,000	81,346
Univision Communications, Inc.(a)
05/01/2029	4.500%	35,000	33,316
Total			3,002,099
Metals and Mining 0.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	25,000	23,701
10/01/2031	5.125%	99,000	93,308
Constellium SE(a)
06/15/2028	5.625%	107,000	107,555
04/15/2029	3.750%	268,000	240,519
Freeport-McMoRan, Inc.
03/15/2043	5.450%	180,000	201,970
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	431,000	444,025
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	6,000	5,640
06/01/2031	4.500%	122,000	109,941
Novelis Corp.(a)
11/15/2026	3.250%	43,000	41,081
08/15/2031	3.875%	52,000	47,551
Total			1,315,291
Midstream 3.3%
Cheniere Energy Partners LP
10/01/2029	4.500%	107,000	107,522
03/01/2031	4.000%	33,000	32,028
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	136,000	123,863
Cheniere Energy, Inc.
10/15/2028	4.625%	118,000	118,705
CNX Midstream Partners LP(a)
04/15/2030	4.750%	62,000	58,100
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
04/01/2044	5.600%	73,000	76,803
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	50,000	50,000
DT Midstream, Inc.(a)
06/15/2029	4.125%	51,000	48,933
06/15/2031	4.375%	66,000	63,181
Enterprise Products Operating LLC
01/31/2060	3.950%	160,000	149,203
EQM Midstream Partners LP(a)
07/01/2027	6.500%	35,000	36,540
01/15/2029	4.500%	73,000	68,598
01/15/2031	4.750%	402,000	376,927
EQM Midstream Partners LP
07/15/2048	6.500%	348,000	338,668
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	200,000	181,069
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	59,000	55,883
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	37,000	38,087
Kinder Morgan, Inc.
02/15/2046	5.050%	328,000	347,903
NuStar Logistics LP
10/01/2025	5.750%	136,000	138,899
06/01/2026	6.000%	145,000	146,729
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	702,000	659,374
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	40,000	39,354
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	157,000	156,896
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	33,000	30,963
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	96,000	94,249
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	126,000	122,554
08/15/2031	4.125%	265,000	260,150
11/01/2033	3.875%	412,000	393,792
Western Gas Partners LP
03/01/2048	5.300%	248,000	245,894
08/15/2048	5.500%	241,000	238,597
Williams Companies, Inc. (The)
09/15/2045	5.100%	220,000	237,239
Total			5,036,703

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.3%
NiSource, Inc.
05/15/2047	4.375%	465,000	472,498
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	31,000	31,656
Nabors Industries Ltd.(a)
01/15/2028	7.500%	22,000	21,444
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	330,764	322,713
Total			375,813
Other Industry 0.0%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	41,000	38,645
Hillenbrand, Inc.
03/01/2031	3.750%	33,000	30,186
Total			68,831
Other REIT 0.5%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	94,000	87,510
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	42,000	41,761
02/01/2027	4.250%	227,000	217,799
06/15/2029	4.750%	179,000	168,889
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	152,000	142,702
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	24,000	22,564
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	31,000	29,458
09/15/2029	4.000%	40,000	36,979
Total			747,662
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	211,000	190,235
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	28,000	26,979
08/15/2027	5.250%	148,000	137,461
BWAY Holding Co.(a)
04/15/2024	5.500%	72,000	71,753
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	60,000	55,557
Canpack SA/US LLC(a)
11/15/2029	3.875%	131,000	113,952
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	29,000	28,971
08/15/2027	8.500%	61,000	60,960
Total			685,868
Pharmaceuticals 1.3%
AbbVie, Inc.
11/21/2049	4.250%	280,000	292,160
Amgen, Inc.
02/22/2062	4.400%	579,000	601,121
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	303,000	310,383
01/31/2027	8.500%	63,000	62,816
02/01/2027	6.125%	64,000	64,472
01/15/2028	7.000%	64,000	57,345
06/01/2028	4.875%	21,000	20,111
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%	26,000	14,822
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	29,000	27,493
Organon Finance 1 LLC(a)
04/30/2028	4.125%	324,000	308,707
04/30/2031	5.125%	96,000	92,503
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	66,000	61,610
Total			1,913,543
Property & Casualty 0.9%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	201,000	193,858
10/15/2027	6.750%	124,000	122,607
11/01/2029	5.875%	50,000	48,063
AssuredPartners, Inc.(a)
01/15/2029	5.625%	79,000	72,719
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	410,000	419,146
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	104,000	97,004
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	17,000	17,190
HUB International Ltd.(a)
05/01/2026	7.000%	193,000	195,369
12/01/2029	5.625%	97,000	94,547
MGIC Investment Corp.
08/15/2028	5.250%	16,000	15,817
Radian Group, Inc.
03/15/2025	6.625%	30,000	31,549
03/15/2027	4.875%	38,000	38,220

10	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	27,000	25,614
USI, Inc.(a)
05/01/2025	6.875%	39,000	39,082
Total			1,410,785
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	28,000	28,851
01/15/2028	3.875%	103,000	97,696
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	104,000	95,698
IRB Holding Corp.(a)
06/15/2025	7.000%	193,000	201,481
02/15/2026	6.750%	199,000	202,538
Yum! Brands, Inc.(a)
04/01/2025	7.750%	25,000	25,969
Yum! Brands, Inc.(i)
04/01/2032	5.375%	82,000	82,251
Total			734,484
Retailers 0.6%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	22,000	20,490
02/15/2032	5.000%	22,000	20,466
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	33,000	30,730
L Brands, Inc.
11/01/2035	6.875%	94,000	96,837
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	104,000	97,993
Lowe’s Companies, Inc.
10/15/2050	3.000%	475,000	403,824
04/01/2062	4.450%	113,000	117,141
Penske Automotive Group, Inc.
09/01/2025	3.500%	29,000	28,779
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	58,000	56,079
02/15/2029	7.750%	39,000	40,275
Total			912,614
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	92,000	91,856
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	29,000	27,396
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	30,000	30,126
Total			149,378
Technology 2.7%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	25,000	23,710
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	27,000	27,974
03/01/2026	9.125%	16,000	16,520
Broadcom, Inc.(a)
04/15/2034	3.469%	205,000	189,863
11/15/2036	3.187%	129,000	113,356
Camelot Finance SA(a)
11/01/2026	4.500%	54,000	52,736
CDK Global, Inc.
06/01/2027	4.875%	57,000	57,608
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	41,000	39,028
07/01/2029	4.875%	100,000	94,329
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	85,000	81,515
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	31,000	29,295
Everi Holdings, Inc.(a)
07/15/2029	5.000%	8,000	7,580
Gartner, Inc.(a)
06/15/2029	3.625%	197,000	186,454
10/01/2030	3.750%	551,000	517,369
HealthEquity, Inc.(a)
10/01/2029	4.500%	91,000	86,674
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	68,000	62,689
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	59,000	57,187
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	170,000	159,088
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	138,000	133,882
NCR Corp.(a)
10/01/2028	5.000%	81,000	77,616
04/15/2029	5.125%	85,000	81,748
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	167,000	168,168
07/15/2029	4.500%	36,000	35,897
10/01/2030	5.875%	17,000	17,039
07/15/2031	4.750%	45,000	44,936

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.(a)
02/15/2042	3.125%	149,000	128,674
Oracle Corp.
04/01/2050	3.600%	297,000	246,144
03/25/2061	4.100%	287,000	246,967
Plantronics, Inc.(a)
03/01/2029	4.750%	282,000	289,479
PTC, Inc.(a)
02/15/2028	4.000%	63,000	61,425
Sabre GLBL, Inc.(a)
09/01/2025	7.375%	8,000	8,356
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	151,000	146,718
Square, Inc.(a)
06/01/2031	3.500%	49,000	45,056
Switch Ltd.(a)
09/15/2028	3.750%	42,000	40,762
06/15/2029	4.125%	83,000	81,653
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	43,000	43,496
Verscend Escrow Corp.(a)
08/15/2026	9.750%	151,000	157,167
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	237,000	216,809
Total			4,074,967
Transportation Services 0.1%
Adani Ports & Special Economic Zone Ltd.(a)
07/03/2029	4.375%	200,000	192,428
Wireless 1.9%
Altice France Holding SA(a)
02/15/2028	6.000%	281,000	242,364
Altice France SA(a)
02/01/2027	8.125%	43,000	44,323
07/15/2029	5.125%	100,000	89,585
10/15/2029	5.500%	55,000	49,402
American Tower Corp.
08/15/2029	3.800%	268,000	267,073
09/15/2031	2.300%	75,000	65,465
SBA Communications Corp.
02/15/2027	3.875%	69,000	67,342
02/01/2029	3.125%	295,000	268,178
Sprint Capital Corp.
11/15/2028	6.875%	206,000	238,534
03/15/2032	8.750%	87,000	117,157
Sprint Corp.
06/15/2024	7.125%	26,000	27,894
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
02/15/2029	2.625%	78,000	71,226
02/15/2031	2.875%	148,000	133,474
04/15/2031	3.500%	118,000	111,106
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	668,000	629,512
10/15/2052	3.400%	10,000	8,542
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	79,000	72,036
07/15/2031	4.750%	386,000	363,305
Total			2,866,518
Wirelines 1.5%
AT&T, Inc.
09/15/2055	3.550%	423,000	371,066
12/01/2057	3.800%	730,000	666,607
CenturyLink, Inc.
12/01/2023	6.750%	77,000	80,060
04/01/2024	7.500%	102,000	107,721
04/01/2025	5.625%	102,000	102,844
CenturyLink, Inc.(a)
12/15/2026	5.125%	54,000	51,434
02/15/2027	4.000%	44,000	41,014
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	73,000	67,183
03/01/2028	6.125%	46,000	41,166
Iliad Holding SAS(a)
10/15/2026	6.500%	200,000	200,599
10/15/2028	7.000%	146,000	146,265
Level 3 Financing, Inc.(a)
07/15/2029	3.750%	44,000	39,018
Network i2i Ltd.(a),(g)
12/31/2049	5.650%	200,000	199,138
Verizon Communications, Inc.
03/22/2061	3.700%	205,000	192,305
Total			2,306,420
Total Corporate Bonds & Notes (Cost $77,067,477)			74,005,454

Foreign Government Obligations(j),(k) 4.8%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%	200,000	200,875
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%	202,000	186,609

12	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.3%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		200,000	206,423
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		122,000	121,601
05/15/2029	4.250%		45,000	41,519
Total				369,543
China 0.5%
China Development Bank
07/06/2028	4.040%	CNY	4,220,000	701,478
Colombia 0.3%
Colombia Government International Bond
06/15/2045	5.000%		300,000	252,321
05/15/2049	5.200%		273,000	232,942
Total				485,263
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	224,102
04/30/2044	7.450%		200,000	211,185
01/27/2045	6.850%		200,000	198,873
Total				634,160
Egypt 0.2%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	100,000	94,768
01/31/2047	8.500%		250,000	213,995
Total				308,763
Guatemala 0.1%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	209,516
Indonesia 0.4%
Indonesia Government International Bond
10/30/2049	3.700%		200,000	193,085
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%		200,000	223,395
PT Pertamina Persero(a)
05/30/2044	6.450%		200,000	235,081
Total				651,561
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	200,000	204,953
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		200,000	191,572
Mexico 1.0%
Mexican Bonos
05/31/2029	8.500%	MXN	8,500,000	431,901
Mexico Government International Bond
04/16/2030	3.250%		200,000	192,783
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	12,255
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	210,011
01/28/2031	5.950%		22,000	20,319
02/16/2032	6.700%		175,000	166,504
09/21/2047	6.750%		183,000	148,814
01/23/2050	7.690%		300,000	262,258
Total				1,444,845
Paraguay 0.2%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	221,644
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%		200,000	237,503
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	184,896
Total				422,399
Romania 0.1%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	150,000	162,886
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
03/28/2035	5.100%		200,000	36,000
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		200,000	195,504
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%		200,000	175,596
Ukraine 0.1%
Ukraine Government International Bond(a)
09/25/2032	7.375%		220,000	92,257

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	201,275
DP World Ltd.(a)
09/25/2048	5.625%	200,000	217,452
Total			418,727
Total Foreign Government Obligations (Cost $8,116,155)			7,314,151

Residential Mortgage-Backed Securities - Agency 6.0%

Federal Home Loan Mortgage Corp.(l)
CMO Series 4120 Class AI
11/15/2039	3.500%	43,413	78
Federal Home Loan Mortgage Corp.(b),(e),(l)
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	1.576%	681,805	34,147
Federal National Mortgage Association
05/01/2041	4.000%	23,012	23,865
Federal National Mortgage Association(e),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,535,927	1
Federal National Mortgage Association(l)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	268,760	8,889
CMO Series 2012-139 Class IL
04/25/2040	3.500%	98,934	556
CMO Series 2013-1 Class AI
02/25/2043	3.500%	771,601	106,309
CMO Series 2021-3 Class TI
02/25/2051	2.500%	2,363,399	400,897
Federal National Mortgage Association(b),(l)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.693%	288,227	50,474
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.543%	536,288	79,036
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	5.643%	414,844	88,231
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.693%	833,204	153,359
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.693%	364,796	67,518
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	892,427	91,246
CMO Series 2020-138 Class GI
09/20/2050	3.000%	871,287	122,979
CMO Series 2021-140 Class IW
08/20/2051	3.500%	1,205,712	181,404
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,392,288	203,857
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,698,154	267,095
CMO Series 2021-89 Class IO
05/20/2051	3.000%	1,208,198	169,849
CMO Series 2021-9 Class MI
01/20/2051	2.500%	1,092,553	138,783
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	5.651%	455,146	64,876
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	5.751%	377,985	73,524
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	5.801%	432,061	67,674
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	5.751%	737,854	125,222
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.651%	553,280	69,743
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	5.651%	506,426	72,826
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	5.751%	915,355	165,942

14	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	5.601%	998,667	133,052
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.601%	336,975	48,934
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.601%	790,839	124,961
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	5.601%	661,419	87,423
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.701%	525,061	77,478
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.701%	517,649	73,455
Government National Mortgage Association TBA(i)
04/21/2052	3.000%	2,000,000	1,978,486
Uniform Mortgage-Backed Security TBA(i)
04/18/2037	3.000%	1,000,000	1,007,187
04/13/2052	2.000%	1,000,000	928,701
04/13/2052	2.500%	2,000,000	1,910,625
Total Residential Mortgage-Backed Securities - Agency (Cost $10,036,352)			9,198,682

Residential Mortgage-Backed Securities - Non-Agency 16.7%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	484,902	464,918
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	1.907%	261,182	259,696
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	5.037%	550,000	560,389
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	2.960%	300,000	301,910
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(e)
CMO Series 2021-B Class A1
04/01/2069	2.115%	371,691	361,149
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.538%	287,829	288,878
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	500,000	500,000
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	875,000	872,020
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	3.207%	500,000	495,012
CIM Trust(a),(e)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	276,346	264,039
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	6.099%	750,000	683,818
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	4.599%	400,000	377,317
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	321,921	314,635
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	3.487%	350,000	350,344
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	2.710%	275,000	274,710
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	5.300%	400,000	407,438
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.457%	700,000	729,554

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	3.099%	600,000	556,419
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	3.149%	500,000	465,302
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	5.099%	250,000	222,133
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.099%	750,000	730,179
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	4.849%	450,000	420,581
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
Subordinated CMO Series 2022-DNA2 Class B2
02/25/2042	8.599%	350,000	328,902
Loan Revolving Advance Investment Trust(a),(b),(c),(d)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.840%	300,000	296,512
New York Mortgage Trust(a),(e)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	400,000	390,136
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	325,682	317,140
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	3.099%	200,000	190,060
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	3.195%	340,031	326,197
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.307%	2,350,000	2,339,865
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	3.107%	3,450,000	3,415,949
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	512,540	511,091
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	337,193	320,937
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	333,604	318,206
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	338,440	325,979
CMO Series 2021-2 Class A1
03/25/2026	2.115%	312,836	302,215
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	480,773	465,247
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	222,687	214,302
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	272,725	263,188
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	3.249%	400,000	373,838
Stonnington Mortgage Trust(a),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	3.500%	278,939	278,939
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	400,000	383,878
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.457%	191,418	191,569
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.857%	400,000	400,648
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	4.957%	500,000	512,383
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	5.957%	250,000	257,453
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	465,516	444,312

16	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(e)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	606,443	582,281
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	570,246	557,692
Vericrest Opportunity Loan Transferee XCIII LLC(a),(e)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	361,557	353,094
Verus Securitization Trust(a),(e)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	392,902
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	113,907	113,947
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	284,419
Visio Trust(a),(e)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	94,388
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	190,956
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $25,869,469)			25,639,066

Senior Loans 9.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	2.197%	484,896	452,369
Automotive 0.3%
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.707%	422,604	416,793
Building Materials 0.3%
CP Atlas Buyer, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	495,065	480,293
Cable and Satellite 0.4%
Cogeco Communications Finance LP(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.457%	48,101	47,606
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(b),(m)
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	3.647%	600,000	595,878
Total			643,484
Chemicals 0.8%
ColourOz Investment 1 GmbH(b),(m)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	46,583	44,099
ColourOz Investment 2 LLC(b),(m)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	281,795	266,767
Ineos US Finance LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	2.449%	487,277	478,102
Nouryon Finance BV(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	4.006%	372,380	366,328
Total			1,155,296
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	4.207%	33,481	28,961
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	8.207%	63,566	57,210
Uber Technologies, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% 02/25/2027	3.957%	699,679	696,180
Total			782,351
Diversified Manufacturing 0.3%
TK Elevator Midco GmbH(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	4.019%	493,781	488,537

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.6%
ExGen Renewables IV LLC(b),(m)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	3.500%	488,748	483,558
PG&E Corp.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	491,250	484,495
Total			968,053
Gaming 0.3%
Caesars Resort Collection LLC(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	3.957%	492,500	490,284
Health Care 0.3%
Medline Borrower LP(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	3.750%	466,667	461,767
Media and Entertainment 0.3%
Gray Television, Inc.(b),(m)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	2.731%	425,886	422,160
Packaging 1.0%
Flex Acquisition Co., Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/02/2028	4.000%	1,485,045	1,481,213
Pharmaceuticals 0.2%
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.457%	393,519	386,435
Property & Casualty 0.3%
Asurion LLC(b),(m)
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.707%	441,657	431,534
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.3%
1011778 BC ULC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	2.207%	445,867	435,742
Technology 2.7%
Arches Buyer, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	493,750	484,843
Avaya, Inc.(b),(m)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.647%	277,008	274,723
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.697%	492,509	487,318
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	880,875	854,449
GoTo Group, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	5.218%	496,231	486,460
MA FinanceCo LLC(b),(m)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	484,277	479,434
Misys Ltd.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	495,895	489,022
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	567,066	562,280
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.300%	57,566	57,098
Total			4,175,627

18	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	2.210%	489,822	483,224
Total Senior Loans (Cost $14,326,252)			14,155,162

Options Purchased Calls 0.0%
Value ($)
(Cost $12,750)	245

Options Purchased Puts 0.7%
Value ($)
(Cost $448,370)	1,124,508

Money Market Funds 7.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(n),(o)	11,224,616	11,220,126
Total Money Market Funds (Cost $11,220,590)		11,220,126
Total Investments in Securities (Cost: $161,467,015)		156,729,690
Other Assets & Liabilities, Net		(3,422,791)
Net Assets		153,306,899

At March 31, 2022, securities and/or cash totaling $1,777,381 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,038,852 MXN	626,940 USD	Citi	04/22/2022	—	(26,542)
863,077 EUR	952,987 USD	UBS	04/22/2022	—	(2,299)
Total				—	(28,841)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	23	06/2022	EUR	3,181,130	—	(198,559)
Euro-Bund	18	06/2022	EUR	2,855,880	—	(13,246)
Long Gilt	14	06/2022	GBP	1,697,220	—	(19,721)
U.S. Long Bond	20	06/2022	USD	3,001,250	31,130	—
U.S. Ultra Treasury Bond	12	06/2022	USD	2,125,500	55,267	—
U.S. Ultra Treasury Bond	9	06/2022	USD	1,594,125	—	(1,235)
Total					86,397	(232,761)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(64)	06/2022	USD	(7,864,000)	5,598	—
U.S. Treasury 5-Year Note	(137)	06/2022	USD	(15,712,188)	140,293	—
U.S. Treasury 5-Year Note	(77)	06/2022	USD	(8,830,938)	—	(24,216)
Total					145,891	(24,216)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	1,250,000	1,250,000	1.00	07/08/2022	12,750	245

Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	5,900,000	5,900,000	1.75	07/15/2022	102,070	370,416
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	5,900,000	5,900,000	2.25	09/30/2022	135,700	135,700
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	9,000,000	9,000,000	1.75	11/09/2022	210,600	618,392
Total							448,370	1,124,508

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,000,000)	(6,000,000)	1.10	05/03/2022	(25,500)	(175,526)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,000,000)	(6,000,000)	1.25	05/23/2022	(22,200)	(165,219)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(6,000,000)	(6,000,000)	1.25	05/23/2022	(23,700)	(165,219)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,300,000)	(6,300,000)	1.75	07/05/2022	(48,825)	(244,124)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(10,200,000)	(10,200,000)	1.90	07/18/2022	(102,510)	(337,950)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(8,800,000)	(8,800,000)	1.85	07/07/2022	(74,800)	(305,598)
Total							(297,535)	(1,393,636)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(54,547)	—	—	—	(54,547)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(31,669)	—	—	—	(31,669)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(80,963)	—	—	—	(80,963)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	219,973	—	—	219,973	—
Total							52,794	—	—	219,973	(167,179)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	15,969	(117)	6,956	—	8,896	—

20	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	7,592,000	(11,284)	—	—	—	(11,284)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.870	USD	500,000	(54,531)	291	—	(111,310)	57,070	—
Markit CMBX North America Index, Series 13 BBB-	Citi	12/16/2072	3.000	Monthly	4.636	USD	200,000	(19,188)	117	—	(10,170)	—	(8,901)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	5.870	USD	250,000	(27,266)	146	—	(28,748)	1,628	—
Markit CMBX North America Index, Series 12 BBB-	Goldman Sachs International	08/17/2061	3.000	Monthly	4.751	USD	200,000	(17,938)	117	—	(10,929)	—	(6,892)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.636	USD	100,000	(9,594)	59	—	(8,225)	—	(1,310)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.636	USD	200,000	(19,188)	117	—	(12,618)	—	(6,453)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.636	USD	200,000	(19,187)	116	—	(10,306)	—	(8,765)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.636	USD	300,000	(28,781)	174	—	(16,188)	—	(12,419)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.870	USD	500,000	(54,531)	291	—	(110,231)	55,991	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.870	USD	500,000	(54,531)	292	—	(85,388)	31,149	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.870	USD	500,000	(54,531)	291	—	(82,224)	27,984	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.870	USD	250,000	(27,266)	146	—	(39,784)	12,664	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.750	USD	500,000	(39,922)	292	—	(84,812)	45,182	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.750	USD	300,000	(23,953)	175	—	(44,733)	20,955	—
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.636	USD	200,000	(19,188)	117	—	(12,497)	—	(6,574)
Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.636	USD	200,000	(19,188)	117	—	(11,432)	—	(7,639)
Markit CMBX North America Index, Series 13 BBB-	JPMorgan	12/16/2072	3.000	Monthly	4.636	USD	200,000	(19,188)	117	—	(10,108)	—	(8,963)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.870	USD	500,000	(54,531)	291	—	(109,914)	55,674	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.870	USD	500,000	(54,531)	291	—	(99,762)	45,522	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.870	USD	500,000	(54,531)	291	—	(82,224)	27,984	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.750	USD	400,000	(31,938)	234	—	(24,597)	—	(7,107)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.751	USD	300,000	(26,906)	174	—	(14,297)	—	(12,435)
Markit CMBX North America Index, Series 14 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.740	USD	250,000	(24,336)	146	—	(22,842)	—	(1,348)
Total								(754,744)	4,402	—	(1,043,339)	381,803	(88,806)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	6.723%
3-Month USD LIBOR	London Interbank Offered Rate	0.962%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $84,926,889, which represents 55.40% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $1,566,032, which represents 1.02% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security purchased on a when-issued basis.
22	Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	8,799,251	20,305,614	(17,884,480)	(259)	11,220,126	(1,748)	4,179	11,224,616
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Strategic Income Fund | First Quarter Report 2022	23

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7026_12_A01_(05/22)